Cover	Dec. 02, 2021	Nov. 02, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	ZILLOW GROUP, INC.
Amendment Flag		false
Entity Central Index Key		0001617640
Entity Incorporation, State or Country Code		WA
Entity File Number		001-36853
Entity Tax Identification Number		47-1645716
Entity Address, Address Line One		1301 Second Avenue
Entity Address, Address Line Two		Floor 31
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98101
City Area Code	206
Local Phone Number	470-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZG
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, par value $0.0001 per share
Trading Symbol	Z
Security Exchange Name	NASDAQ